Income Taxes (Tables)	9 Months Ended
Sep. 30, 2023
Income Taxes
Schedule of income before income taxes

The Group’s income/loss before income taxes is as follows:

	Nine Months Ended September 30,
	2022	2023

	(In thousands, except percentage)
Loss from non-China operations	$(423,940)	$(140,608)
Income from China operations	412,646	482,128
Total income (loss) before income tax expenses	$(11,294)	$341,520
Income tax expense (benefits) applicable to non-China operations	$(16,024)	$1,446
Income tax expense applicable to China operations	65,002	71,263
Total income tax expenses	$48,978	$72,709
Effective tax rate for China operations	15.8%	14.8%
Effective tax rate for the Group	(433.7)%	21.3%